Stockholders' equity - Summary of Change in Shares of Paid-in Capital and Reconciliation of Balances (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Shares of capital stock, beginning balance	9,804,135,348	6,550,514,438
Stock Split - ESM of 07/27/2018 - Approved on 10/31/2018		3,268,045,116
Cancellation of Shares	(14,424,206)	(14,424,206)
Shares of capital stock, ending balance	9,804,135,348	9,804,135,348	6,550,514,438
Treasury shares, beginning balance	83,614,426	85,883,920
Purchase of shares		13,100,000
Cancellation of Shares	(14,424,206)	(14,424,206)
Result of delivery of treasury shares	(25,080,841)	(29,623,265)
Stock Split - ESM of 07/27/2018 - Approved on 10/31/2018		28,677,977
Treasury shares, ending balance	58,533,585	83,614,426	85,883,920
Outstanding shares	9,745,601,763	9,720,520,922	9,696,945,776
Beginning balance	R$ 97,148	R$ 97,148
Outstanding shares	9,745,601,763	9,720,520,922	9,696,945,776
Cancellation of Shares - Meeting of the Board of Directors		R$ 0
Ending balance	R$ 97,148	97,148	R$ 97,148
Treasury shares, value	(1,820)
Purchase of shares		(510)	(3,089)
Result of delivery of treasury shares	897	1,321	R$ 1,114
Treasury shares, value	R$ (1,274)	R$ (1,820)
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Shares of capital stock, beginning balance	4,958,290,359	3,319,951,112
Stock Split - ESM of 07/27/2018 - Approved on 10/31/2018		1,652,763,453
Cancellation of Shares		(14,424,206)
Shares of capital stock, ending balance	4,958,290,359	4,958,290,359	3,319,951,112
Treasury shares, beginning balance		14,424,206
Cancellation of Shares		(14,424,206)
Treasury shares, ending balance			14,424,206
Outstanding shares	4,958,290,359	4,958,290,359	4,958,290,359
Outstanding shares	4,958,290,359	4,958,290,359	4,958,290,359
Preference shares [member]
Disclosure of classes of share capital [line items]
Shares of capital stock, beginning balance	4,845,844,989	3,230,563,326
Stock Split - ESM of 07/27/2018 - Approved on 10/31/2018		1,615,281,663
Shares of capital stock, ending balance	4,845,844,989	4,845,844,989	3,230,563,326
Treasury shares, beginning balance	83,614,426	71,459,714
Purchase of shares		13,100,000
Result of delivery of treasury shares	(25,080,841)	(29,623,265)
Stock Split - ESM of 07/27/2018 - Approved on 10/31/2018		28,677,977
Treasury shares, ending balance	58,533,585	83,614,426	71,459,714
Outstanding shares	4,787,311,404	4,762,230,563	4,738,655,417
Outstanding shares	4,787,311,404	4,762,230,563	4,738,655,417
Treasury shares [member]
Disclosure of classes of share capital [line items]
Treasury shares, value	R$ (1,820)	R$ (2,743)
Purchase of shares		(510)	R$ (3,089)
Cancellation of Shares - Meeting of the Board of Directors		534	1,178
Result of delivery of treasury shares	546	899	1,050
Treasury shares, value	R$ (1,274)	R$ (1,820)	R$ (2,743)
Brazil [Member]
Disclosure of classes of share capital [line items]
Shares of capital stock, beginning balance	6,537,131,486	4,415,364,847
Shares of capital stock, ending balance	6,596,680,748	6,537,131,486	4,415,364,847
Beginning balance	R$ 64,776	R$ 65,482
Ending balance	R$ 65,366	R$ 64,776	R$ 65,482
Brazil [Member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Shares of capital stock, beginning balance	4,928,076,320	3,299,073,506
Shares of capital stock, ending balance	4,931,023,416	4,928,076,320	3,299,073,506
Brazil [Member] | Preference shares [member]
Disclosure of classes of share capital [line items]
Shares of capital stock, beginning balance	1,609,055,166	1,116,291,341
Shares of capital stock, ending balance	1,665,657,332	1,609,055,166	1,116,291,341
Foreign [member]
Disclosure of classes of share capital [line items]
Shares of capital stock, beginning balance	3,267,003,862	2,135,149,591
Shares of capital stock, ending balance	3,207,454,600	3,267,003,862	2,135,149,591
Beginning balance	R$ 32,372	R$ 31,666
Ending balance	R$ 31,782	R$ 32,372	R$ 31,666
Foreign [member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Shares of capital stock, beginning balance	30,214,039	20,877,606
Shares of capital stock, ending balance	27,266,943	30,214,039	20,877,606
Foreign [member] | Preference shares [member]
Disclosure of classes of share capital [line items]
Shares of capital stock, beginning balance	3,236,789,823	2,114,271,985
Shares of capital stock, ending balance	3,180,187,657	3,236,789,823	2,114,271,985